                                   SUPPLEMENT
                               DATED JULY 18, 2006
           TO THE CLASS A, CLASS B, CLASS C PROSPECTUS ("PROSPECTUS")
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS


This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2006 (as supplemented June 30, 2006, May 31, 2006 and April 13, 2006)

The following revisions are effective as of August 1, 2006.

FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

Footnote 2 to the Hartford Floating Rate Fund's "Shareholder Fees and Operating Expenses" table on page 25 is deleted and replaced with the following:

      (2) HIFSCO has voluntarily agreed to waive a portion of its management fee through at least October 31, 2006. While such waiver is in effect, the management fee is 0.30% and, assuming "Other Expenses" remains as set forth in the table above, the total annual operating expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.68%, 1.54%, and 1.44%, respectively. This undertaking may be amended or withdrawn at any time after October 31, 2006.

Footnote (7) on page 185 of the prospectus in the section entitled "Management Fees" is deleted and replaced with the following:

      (7) HIFSCO has voluntarily agreed to waive 0.35% of its management fee through at least October 31, 2006. While such waiver is in effect, the management fee is 0.30%. This management fee waiver may be amended or withdrawn at any time after October 31, 2006.


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFPROSUP-7-18-06

                                   SUPPLEMENT
                               DATED JULY 18, 2006
                    TO THE CLASS Y PROSPECTUS ("PROSPECTUS")
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS


This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2006 (as supplemented June 30, 2006, May 31, 2006 and April 13, 2006)

The following revisions are effective as of August 1, 2006.

 FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

Footnote 1 to the Hartford Floating Rate Fund's "Shareholder Fees and Operating Expenses" table on page 24 is deleted and replaced with the following:

      (2) Effective August 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fee through at least October 31, 2006. While such waiver is in effect, the management fee is 0.30% and the total annual operating expenses that you may pay if you buy and hold Class Y shares of the fund is 0.38%. This undertaking may be amended or withdrawn at any time after October 31, 2006.

Footnote (7) on page 156 of the prospectus in the section entitled "Management Fees" is deleted and replaced with the following:

      (7) HIFSCO has voluntarily agreed to waive 0.35% its management fee through at least October 31, 2006. While such waiver is in effect, the management fee is 0.30%. This management fee waiver may be amended or withdrawn at any time after October 31, 2006.


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFPROYSUP-7-18-06

                                   SUPPLEMENT
                               DATED JULY 18, 2006
           TO THE CLASS A, CLASS B, CLASS C PROSPECTUS ("PROSPECTUS")
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS


This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2006 (as supplemented June 30, 2006, May 31, 2006 and April 13, 2006).

The following revisions are effective as of August 1, 2006.

 FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

Footnote (2) to the Hartford Floating Rate Fund's "Shareholder Fees and Operating Expenses" table on page 5 is deleted and replaced with the following:

      (2) HIFSCO has voluntarily agreed to waive a portion of its management fee through at least October 31, 2006. While such waiver is in effect, the management fee is 0.30% and, assuming "Other Expenses" remains as set forth in the table above, the total annual operating expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.68%, 1.54%, and 1.44%, respectively. This undertaking may be amended or withdrawn at any time after October 31, 2006.

Footnote (2) on page 46 of the prospectus in the section entitled "Management Fees" is deleted and replaced with the following:

      (2) HIFSCO has voluntarily agreed to waive 0.35% of its management fee through at least October 31, 2006. While such waiver is in effect, the management fee is 0.30%. This management fee waiver may be amended or withdrawn at any time after October 31, 2006.



THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFFISFSUP-7-18-06

                                   SUPPLEMENT
                               DATED JULY 18, 2006
           TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2006
                     FOR THE HARTFORD MUTUAL FUNDS, INC. AND
                       THE HARTFORD MUTUAL FUNDS II, INC.


This supplement amends the SAI of The Hartford Mutual Funds dated March 1, 2006 (as supplemented June 30, 2006, May 31, 2006 and April 13, 2006)

The following revision is effective as of August 1, 2006.

 FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

The footnote for the Hartford Floating Rate Fund on page 88 is deleted and replaced with the following:

     (2) HIFSCO has voluntarily agreed to waive 0.35% of its management fee through at least October 31, 2006. While such waiver is in effect, management fee is 0.30%. This undertaking may be amended or withdrawn at any time after October 31, 2006.


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.


                                                                         7-18-06